Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2025
Transactions and Balances with Related Parties [Abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES

NOTE 14 - TRANSACTIONS AND BALANCES WITH RELATED PARTIES:

Transactions with related parties:

a.	Key management compensation

Key management includes directors and executive officers. The compensation paid or payable to key management for services during the year indicated is presented below.

	Year ended December 31
	2025	2024	2023
	in USD thousands

Salaries and other short term employee benefits	824	799	784
Post-employment benefits	104	105	87
Total	928	904	871

b.	Loans from related party (see Note 10)

c.	Interest expenses on related party loan (see Note 10)

d.	Balances with related parties

	December 31	December 31
	2025	2024
	in USD thousands

Current maturities of long term loans (see Note 10)	1,042	1,011
Other accounts payable and accruals	124	217

e.	See Note 16b related to an agreement with a minority shareholder in one of our subsidiaries.

f.	According to an amendment to the CEO’s employment agreement, signed between Eco Wave Power Ltd. and the CEO on May 26, 2021, upon a change of control, as defined in the amendment, to the CEO’s employment agreement, the CEO will be entitled to a cash bonus of $2.0 million.